Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates and Joint Ventures (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Disclosure of associates [line items]
Investments	$ 792		$ 753
Acquisition cost	334		388
Equity method recognition	$ 458	$ 365
Camcem [member]
Disclosure of associates [line items]
Name of associate	Camcem, S.A. de C.V.
Activity	Cement
Country	Mexico
Investment, percentage	40.10%
Investments	$ 470		393
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate	Concrete Supply Co. LLC
Activity	Concrete
Country	United States
Investment, percentage	40.00%
Investments	$ 117		111
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate	Lehigh White Cement Company
Activity	Cement
Country	United States
Investment, percentage	36.80%
Investments	$ 83		85
Couch Aggregates, LLC [member]
Disclosure of associates [line items]
Name of associate	Couch Aggregates, LLC (note 5.1)
Activity	Aggregates
Country	United States
Investment, percentage	0.00%
Investments	$ 0		55
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture	Société d’Exploitation de Carrières
Activity	Aggregates
Country	France
Investment, percentage	50.00%
Investments	$ 26		23
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture	Société Méridionale de Carrières
Activity	Aggregates
Country	France
Investment, percentage	33.30%
Investments	$ 14		12
Other companies [member]
Disclosure of associates [line items]
Name of joint venture	Other companies
Activity	—
Country	—
Investment, percentage	0.00%
Investments	$ 82		$ 74